Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2012	$1,024,531	$(83,793)	$940,738
Additions	504,355	(53,501)	450,854
Disposals	(50,000)	11,539	(38,461)

Balance at December 31, 2013	$1,478,886	$(125,755)	$1,353,131

Additions	437,498	(63,660)	373,838
Disposals	(406,054)	65,734	(340,320)
Impairment loss	(22,724)	12,006	(10,718)

Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931

Calculation of Gain from Disposal of Assets
Proceeds received:
Cash proceeds received from sale of assets	$214,854
Common units	18,640
General Partner units	5,720
Subordinated units	140,140
Selling expenses	(211)	379,143
Carrying Value of assets sold:
Vessels	(322,121)
Favorable leases	(32,129)
Other assets / liabilities, net	(1,390)	(355,640)
Gain on sale of vessels		$23,503